Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

Collection Period	Feb-15	30/360 Days	30	Collection Period Start	1-Feb-15
Distribution Date	16-Mar-15	Actual/360 Days	27	Collection Period End	28-Feb-15
				Prior Month Settlement Date	17-Feb-15
				Current Month Settlement Date	16-Mar-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,496,982,413.05	349,377,537.16	327,871,067.68	0.224826
Yield Supplement Overcollaterization		38,649,079.72	5,305,395.83	4,851,579.91
Total Adjusted Portfolio		1,458,333,333.33	344,072,141.33	323,019,487.77
Total Adjusted Securities		1,458,333,333.33	344,072,141.33	323,019,487.77	0.221499
Class A-1 Notes	0.26311%	371,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.39000%	472,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.46000%	413,000,000.00	141,738,808.00	120,686,154.44	0.292218
Class A-4 Notes	0.66000%	144,000,000.00	144,000,000.00	144,000,000.00	1.000000
Certificates	0.00000%	58,333,333.33	58,333,333.33	58,333,333.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	21,052,653.56	54,333.21	50.9749481	0.1315574
Class A-4 Notes	0.00	79,200.00	-	0.5500000
Certificates	0.00	0.00	-	-
Total Securities	21,052,653.56	133,533.21

I. COLLECTIONS

Interest:
Interest Collections		728,506.09
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		728,506.09

Principal:
Principal Collections		21,318,405.48
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		21,318,405.48

Recoveries of Defaulted Receivables		219,692.23
Servicer Advances		17,618.93

Total Collections		22,284,222.73

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	41,343	344,072,141.33
Total Principal Payment		21,052,653.56
	40,193	323,019,487.77

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

III. DISTRIBUTIONS

Total Collections	22,284,222.73
Reserve Account Draw	0.00
Total Available for Distribution	22,284,222.73

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	291,147.95
Servicing Fee Paid	291,147.95
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	54,333.21

Class A-3 Notes Monthly Interest Paid	54,333.21
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	79,200.00

Class A-4 Notes Monthly Interest Paid	79,200.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	133,533.21
Total Note Monthly Interest Paid	133,533.21
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	21,859,541.57

4. Total Monthly Principal Paid on the Notes	21,052,653.56

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	21,052,653.56
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	806,888.01
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	806,888.01

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,645,833.33
Required Reserve Account Amount	3,645,833.33
Beginning Reserve Account Balance	3,645,833.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,645,833.33

Required Reserve Account Amount for Next Period	3,645,833.33

VI. POOL STATISTICS

Weighted Average Coupon	2.62%
Weighted Average Remaining Maturity	25.94

Principal Recoveries of Defaulted Receivables	219,692.23
Principal on Defaulted Receivables	188,064.00
Pool Balance at Beginning of Collection Period	349,377,537.16
Net Loss Ratio	-0.11%

Net Loss Ratio for Second Preceding Collection Period	-0.18%
Net Loss Ratio for Preceding Collection Period	0.54%
Net Loss Ratio for Current Collection Period	-0.11%
Average Net Loss Ratio	0.09%

Cumulative Net Losses for all Periods	7,095,770.20

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,040,548.12	433
61-90 Days Delinquent	784,843.49	86
91-120 Days Delinquent	120,971.69	16
Total Delinquent Receivables:	4,946,363.30	535
61+ Days Delinquencies as Percentage of Receivables	0.28%	0.25%

Delinquency Ratio for Second Preceding Collection Period		0.40%
Delinquency Ratio for Preceding Collection Period		0.36%
Delinquency Ratio for Current Collection Period		0.25%
Average Delinquency Ratio		0.34%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO